Income Taxes - Provision for Income Taxes (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax
- Hong Kong	$ 147	$ 138
- Other countries	632	591	$ 2,435
Income Tax Expense (Benefit)	$ 779	$ 729	$ 2,435